UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Corporate Leaders® 100 Fund

Voya Global Multi-Asset Fund

Voya Mid Cap Research Enhanced Index Fund

Voya Small Company Fund

The schedules are not audited.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 14.6%
5,668	(1)	Amazon.com, Inc.	$11,408,040	1.1
4,775	(1)	Booking Holdings, Inc.	9,318,651	0.9
32,683	(1)	Charter Communications, Inc.	10,144,803	1.0
295,531		Comcast Corp. – Class A	10,931,692	1.1
854,884		Ford Motor Co.	8,104,300	0.8
237,985		General Motors Co.	8,579,359	0.8
49,399		Home Depot, Inc.	9,917,837	1.0
100,450		Lowe's Cos, Inc.	10,923,938	1.0
61,688		McDonald's Corp.	10,007,644	1.0
24,387	(1)	Netflix, Inc.	8,966,612	0.9
134,493		Nike, Inc.	11,055,325	1.1
198,664		Starbucks Corp.	10,618,591	1.0
127,556		Target Corp.	11,161,150	1.1
193,677		Twenty-First Century Fox, Inc. - Class A	8,792,936	0.8
92,041		Walt Disney Co.	10,310,433	1.0
			150,241,311	14.6

		Consumer Staples: 10.8%
168,322		Altria Group, Inc.	9,850,203	0.9
221,836		Coca-Cola Co.	9,887,231	1.0
148,515		Colgate-Palmolive Co.	9,862,881	1.0
46,204		Costco Wholesale Corp.	10,771,539	1.0
153,921		Kraft Heinz Co.	8,968,977	0.9
235,774		Mondelez International, Inc.	10,072,265	1.0
88,729		PepsiCo, Inc.	9,938,535	1.0
118,089		Philip Morris International, Inc.	9,197,952	0.9
123,552		Procter & Gamble Co.	10,248,638	1.0
161,528		Walgreens Boots Alliance, Inc.	11,074,360	1.1
112,312		Walmart, Inc.	10,766,228	1.0
			110,638,809	10.8

		Energy: 6.4%
76,740		Chevron Corp.	9,090,621	0.9
140,961		ConocoPhillips	10,350,766	1.0
117,642		Exxon Mobil Corp.	9,431,359	0.9
211,334		Halliburton Co.	8,430,113	0.8
551,663		Kinder Morgan, Inc.	9,764,435	1.0
115,626		Occidental Petroleum Corp.	9,235,049	0.9
143,906		Schlumberger Ltd.	9,089,103	0.9
			65,391,446	6.4

		Financials: 14.8%
105,563		Allstate Corp.	10,616,471	1.0
99,445		American Express Co.	10,539,181	1.0
181,161		American International Group, Inc.	9,632,330	0.9
336,351		Bank of America Corp.	10,403,337	1.0
177,592		Bank of New York Mellon Corp.	9,261,423	0.9
51,545	(1)	Berkshire Hathaway, Inc. – Class B	10,758,472	1.1
19,220		Blackrock, Inc.	9,207,533	0.9
104,306		Capital One Financial Corp.	10,335,682	1.0
144,186		Citigroup, Inc.	10,271,811	1.0
43,161		Goldman Sachs Group, Inc.	10,264,117	1.0
91,901		JPMorgan Chase & Co.	10,530,017	1.0
219,464		Metlife, Inc.	10,071,203	1.0
199,693		Morgan Stanley	9,751,009	1.0
194,340		US Bancorp	10,515,737	1.0
179,810		Wells Fargo & Co.	10,515,289	1.0
			152,673,612	14.8

		Health Care: 16.9%
157,388		Abbott Laboratories	10,519,814	1.0
104,328		AbbVie, Inc.	10,013,401	1.0
57,203		Allergan PLC	10,966,387	1.1
52,597		Amgen, Inc.	10,509,407	1.0
33,396	(1)	Biogen, Inc.	11,805,152	1.1
174,380		Bristol-Myers Squibb Co.	10,558,709	1.0
125,792	(1)	Celgene Corp.	11,881,054	1.2
146,597		CVS Health Corp.	11,029,958	1.1
97,781		Danaher Corp.	10,124,245	1.0
112,799		Eli Lilly & Co.	11,917,214	1.2
137,114		Gilead Sciences, Inc.	10,383,643	1.0
79,043		Johnson & Johnson	10,646,302	1.0
111,702		Medtronic PLC	10,769,190	1.0
159,920		Merck & Co., Inc.	10,968,913	1.1
265,213		Pfizer, Inc.	11,011,644	1.1
39,376		UnitedHealth Group, Inc.	10,570,881	1.0
			173,675,914	16.9

		Industrials: 12.9%
49,208		3M Co.	10,378,951	1.0
28,815		Boeing Co.	9,877,494	1.0
70,891		Caterpillar, Inc.	9,843,215	0.9
140,591		Emerson Electric Co.	10,787,547	1.0
42,542		FedEx Corp.	10,378,121	1.0
51,447		General Dynamics Corp.	9,949,850	1.0
697,256		General Electric Co.	9,022,493	0.9
67,374		Honeywell International, Inc.	10,716,509	1.0
32,661		Lockheed Martin Corp.	10,464,911	1.0
49,986		Raytheon Co.	9,969,208	1.0
68,531		Union Pacific Corp.	10,322,139	1.0
91,077		United Parcel Service, Inc. - Class B	11,191,542	1.1
77,393		United Technologies Corp.	10,192,658	1.0
			133,094,638	12.9

		Information Technology: 15.3%
58,621		Accenture PLC	9,911,052	1.0
8,655	(1)	Alphabet, Inc. - Class C	10,543,434	1.0
51,985		Apple, Inc.	11,833,346	1.2
224,572		Cisco Systems, Inc.	10,727,804	1.0
49,142	(1)	Facebook, Inc.- Class A	8,635,724	0.8
195,799		Intel Corp.	9,482,546	0.9
68,860		International Business Machines Corp.	10,086,613	1.0

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
48,925	Mastercard, Inc. - Class A	$10,546,273	1.0
97,771	Microsoft Corp.	10,982,616	1.1
40,037	Nvidia Corp.	11,237,585	1.1
219,963	Oracle Corp.	10,685,803	1.0
116,916	(1) PayPal Holdings, Inc.	10,794,854	1.0
172,507	Qualcomm, Inc.	11,852,956	1.2
88,389	Texas Instruments, Inc.	9,934,924	1.0
72,647	Visa, Inc. - Class A	10,671,118	1.0
		157,926,648	15.3

	Materials: 1.0%
145,777	DowDuPont, Inc.	10,223,341	1.0

	Real Estate: 1.0%
56,323	Simon Property Group, Inc.	10,308,799	1.0

	Telecommunication Services: 1.9%
299,570	AT&T, Inc.	9,568,266	0.9
189,603	Verizon Communications, Inc.	10,308,715	1.0
		19,876,981	1.9

	Utilities: 3.8%
121,710	Duke Energy Corp.	9,887,720	1.0
228,078	Exelon Corp.	9,969,289	1.0
57,809	NextEra Energy, Inc.	9,833,311	0.9
208,096	Southern Co.	9,110,443	0.9
		38,800,763	3.8

	Total Common Stock
	(Cost $647,386,428)	1,022,852,262	99.4

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
3,798,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $3,798,000)	3,798,000	0.4

	Total Short-Term Investments
	(Cost $3,798,000)	3,798,000	0.4

	Total Investments in Securities (Cost $651,184,428)	$1,026,650,262	99.8
	Assets in Excess of Other Liabilities	2,062,252	0.2
	Net Assets	$1,028,712,514	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2018.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$1,022,852,262	$–	$–	$1,022,852,262
Short-Term Investments	3,798,000	–	–	3,798,000
Total Investments, at fair value	$1,026,650,262	$–	$–	$1,026,650,262
Other Financial Instruments+
Futures	208,283	–	–	208,283
Total Assets	$1,026,858,545	$–	$–	$1,026,858,545

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	39	09/21/18	$5,659,095	$208,283
			$5,659,095	$208,283

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of August 31, 2018 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$208,283
Total Asset Derivatives		$208,283

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $661,826,102.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$390,542,701
Gross Unrealized Depreciation	(25,510,258)

Net Unrealized Appreciation	$365,032,443

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 33.3%
62,640		iShares 1-3 Year Treasury Bond ETF	$5,220,418	3.4
19,269		iShares 20+ Year Treasury Bond ETF	2,331,453	1.5
49,471		iShares Core MSCI EAFE ETF	3,151,797	2.0
57,024		iShares Core MSCI Emerging Markets ETF	2,982,925	1.9
61,297		iShares Core S&P 500 ETF	17,925,695	11.5
60,188		iShares Russell 1000 Growth ETF	9,359,836	6.0
85,704		iShares Russell 1000 Value Index ETF	10,892,978	7.0

		Total Exchange-Traded Funds
		(Cost $47,155,339)	51,865,102	33.3

MUTUAL FUNDS: 64.8%
		Affiliated Investment Companies: 62.3%
1,271,740		Voya Floating Rate Fund - Class I	12,513,924	8.1
489,282		Voya Global Bond Fund - Class R6	4,677,533	3.0
1,353,761		Voya Intermediate Bond Fund - Class R6	13,266,859	8.5
227,101		Voya Large Cap Value Fund - Class R6	3,113,554	2.0
49,832		Voya Large-Cap Growth Fund - Class R6	2,341,119	1.5
137,015	(1)	Voya MidCap Opportunities Fund - Class R6	3,907,657	2.5
1,094,598		Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,905,306	8.3
1,538,833		Voya Multi-Manager International Equity Fund - Class I	18,573,715	12.0
1,792,575		Voya Multi-Manager International Factors Fund - Class I	18,571,081	11.9
314,629		Voya Multi-Manager Mid Cap Value Fund - Class I	3,901,399	2.5
170,847		Voya Small Company Fund - Class R6	3,124,795	2.0
			96,896,942	62.3

		Unaffiliated Investment Companies: 2.5%
813,135		Credit Suisse Commodity Return Strategy Fund - Class I	3,894,919	2.5

		Total Mutual Funds
		(Cost $90,351,357)	100,791,861	64.8

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
2,517		Chase Funding Trust Series 2003-5 2A2, 2.665%, (US0001M + 0.600%), 07/25/2033	2,449	0.0
37,632	(2),(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 5.644%, 12/25/2037	38,303	0.0

		Total Asset-Backed Securities
		(Cost $40,148)	40,752	0.0

		Total Long-Term Investments
		(Cost $137,546,844)	152,697,715	98.1

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
737,854	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.850%
		(Cost $737,854)	737,854	0.5

		Total Short-Term Investments
		(Cost $737,854)	737,854	0.5

		Total Investments in Securities (Cost $138,284,698)	$153,435,569	98.6
		Assets in Excess of Other Liabilities	2,119,379	1.4
		Net Assets	$155,554,948	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Variable rate security. Rate shown is the rate in effect as of August 31, 2018.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of August 31, 2018.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$51,865,102	$–	$–	$51,865,102
Mutual Funds	100,791,861	–	–	100,791,861
Asset-Backed Securities	–	40,752	–	40,752
Short-Term Investments	737,854	–	–	737,854
Total Investments, at fair value	$153,394,817	$40,752	$–	$153,435,569
Other Financial Instruments+
Forward Foreign Currency Contracts	–	77,327	–	77,327
Futures	840,640	–	–	840,640
Total Assets	$154,235,457	$118,079	$–	$154,353,536
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(172,864)	$–	$(172,864)
Futures	(165,189)	–	–	(165,189)
Total Liabilities	$(165,189)	$(172,864)	$–	$(338,053)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2018	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$12,807,508	$147,100	$(455,949)	$15,265	$12,513,924	$147,171	$(16,147)	$-
Voya Global Bond Fund - Class R6	4,766,765	54,719	(42,529)	(101,422)	4,677,533	54,720	(945)	-
Voya High Yield Bond Fund - Class R6	9,666,253	44,059	(9,067,969)	(642,343)	–	61,830	660,686	-
Voya Intermediate Bond Fund - Class R6	8,793,546	4,784,816	(296,336)	(15,167)	13,266,859	93,135	(9,072)	-
Voya Large Cap Value Fund - Class R6	3,169,483	12,846	(156,743)	87,968	3,113,554	12,846	67,197	-
Voya Large-Cap Growth Fund - Class R6	2,460,276	–	(294,284)	175,127	2,341,119	–	45,244	-
Voya MidCap Opportunities Fund - Class R6	4,097,134	–	(224,024)	34,547	3,907,657	–	261,790	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,275,602	969,442	(314,279)	(1,025,459)	12,905,306	–	(17,403)	-
Voya Multi-Manager International Equity Fund - Class I	19,144,217	182,869	(450,627)	(302,744)	18,573,715	–	47,125	-
Voya Multi-Manager International Factors Fund - Class I	19,056,104	327,362	(412,942)	(399,443)	18,571,081	–	(6,587)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,080,430	–	(314,966)	135,935	3,901,399	–	(1,598)	-
Voya Small Company Fund - Class R6	3,257,834	–	(257,302)	124,263	3,124,795	–	24,008	-
	$104,575,152	$6,523,212	$(12,287,949)	$(1,913,473)	$96,896,942	$369,702	$1,054,298	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD 750,000	USD 550,797	BNP Paribas	09/06/18	$(4,355)
USD 970,323	CHF 960,000	Brown Brothers Harriman & Co.	09/06/18	(20,304)
USD 2,206,217	NZD 3,250,000	Brown Brothers Harriman & Co.	09/06/18	56,021
USD 754,585	AUD 1,020,000	Citibank N.A.	09/06/18	21,306
USD 791,942	JPY 88,290,000	Citibank N.A.	09/06/18	(2,787)
SEK 21,620,000	USD 2,461,452	JPMorgan Chase Bank N.A.	09/06/18	(96,992)
NOK 15,080,000	USD 1,846,772	JPMorgan Chase Bank N.A.	09/06/18	(48,426)
				$(95,537)

At August 31, 2018, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	121	09/21/18	$17,557,705	$464,519
U.S. Treasury 2-Year Note	5	12/31/18	1,056,797	1,085
			$18,614,502	$465,604
Short Contracts:
EURO STOXX 50® Index	(219)	09/21/18	(8,615,002)	306,623
Mini MSCI Emerging Markets Index	(49)	09/21/18	(2,584,505)	68,413
Tokyo Price Index (TOPIX)	(40)	09/13/18	(6,240,662)	(165,189)
			$(17,440,169)	$209,847

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited) (Continued)

Currency Abbreviations

AUD	-	Australian Dollar
CHF	-	Swiss Franc
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$77,327
Equity contracts	Futures contracts	839,555
Interest rate contracts	Futures contracts	1,085
Total Asset Derivatives		$917,967

		Fair Value
Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$172,864
Equity contracts	Futures contracts	165,189
Total Liability Derivatives		$338,053

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2018:

	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$-	$56,021	$21,306	$-	$77,327
Total Assets	$-	$56,021	$21,306	$-	$77,327

Liabilities:
Forward foreign currency contracts	$4,355	$20,304	$2,787	$145,418	$172,864
Total Liabilities	$4,355	$20,304	$2,787	$145,418	$172,864

Net OTC derivative instruments by counterparty, at fair value	$(4,355)	$35,717	$18,519	$(145,418)	$(95,537)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)(2)	$(4,355)	$35,717	$18,519	$(145,418)	$(95,537)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $139,967,146.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$16,755,771
Gross Unrealized Depreciation	(2,379,553)

Net Unrealized Appreciation	$14,376,218

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 13.0%
17,295		American Eagle Outfitters, Inc.	$448,978	0.3
10,067		Best Buy Co., Inc.	800,931	0.5
20,141		Big Lots, Inc.	867,070	0.6
7,544		Boyd Gaming Corp.	274,752	0.2
17,637		Brinker International, Inc.	780,966	0.5
17,428		Brunswick Corp.	1,157,568	0.7
4,566	(1)	Burlington Stores, Inc.	767,910	0.5
578		Churchill Downs, Inc.	163,343	0.1
1,405	(2)	Cracker Barrel Old Country Store, Inc.	209,471	0.1
44,804		Dana, Inc.	876,814	0.6
5,887	(1)	Deckers Outdoor Corp.	717,272	0.5
5,739		Dick's Sporting Goods, Inc.	214,868	0.1
5,981		Domino's Pizza, Inc.	1,785,687	1.1
1,516	(1)	Five Below, Inc.	176,569	0.1
24,557		Gentex Corp.	574,143	0.4
2,464	(1)	Helen of Troy Ltd.	293,093	0.2
7,152		Jack in the Box, Inc.	648,257	0.4
10,650		John Wiley & Sons, Inc.	687,458	0.4
31,997		KB Home	795,125	0.5
5,965		Kohl's Corp.	471,891	0.3
806		Lear Corp.	130,733	0.1
14,455	(1)	Live Nation Entertainment, Inc.	718,124	0.5
43,450	(1)	Michaels Cos, Inc.	738,216	0.5
430	(1)	NVR, Inc.	1,147,434	0.7
1,311		Ralph Lauren Corp.	174,114	0.1
33,790		Service Corp. International	1,417,828	0.9
47,975		TEGNA, Inc.	558,429	0.4
8,009		Thor Industries, Inc.	764,379	0.5
10,656		Toll Brothers, Inc.	386,067	0.3
8,985	(1)	TRI Pointe Group, Inc.	130,193	0.1
20,431		Tupperware Brands Corp.	664,416	0.4
15,239		Wyndham Destinations, Inc.	673,564	0.4
			20,215,663	13.0

		Consumer Staples: 3.4%
5,646		Church & Dwight Co., Inc.	319,451	0.2
14,632		Energizer Holdings, Inc.	930,449	0.6
12,481		Flowers Foods, Inc.	251,492	0.2
12,189		Ingredion, Inc.	1,231,942	0.8
2,610		Lamb Weston Holdings, Inc.	176,436	0.1
5,433		Nu Skin Enterprises, Inc.	432,467	0.3
11,107	(1)	Post Holdings, Inc.	1,080,267	0.7
2,911		Tyson Foods, Inc.	182,840	0.1
12,499	(1)	United Natural Foods, Inc.	443,839	0.3
6,856	(1)	US Foods Holding Corp.	223,437	0.1
			5,272,620	3.4

		Energy: 5.3%
10,923	(1)	Apergy Corp.	493,938	0.3
16,034	(1)	Dril-Quip, Inc.	844,190	0.5
10,708		EQT Corp.	546,322	0.3
65,580	(1)	Gulfport Energy Corp.	771,221	0.5
5,593		HollyFrontier Corp.	416,791	0.3
11,800		Marathon Oil Corp.	253,818	0.2
52,809	(1)	McDermott International, Inc.	1,021,326	0.7
8,734		Murphy Oil Corp.	269,269	0.2
10,549	(1)	Newfield Exploration Co.	287,777	0.2
28,838		Patterson-UTI Energy, Inc.	493,995	0.3
17,708		PBF Energy, Inc.	919,399	0.6
63,189	(1)	QEP Resources, Inc.	629,994	0.4
163,835	(1)	Southwestern Energy Co.	920,753	0.6
7,104		World Fuel Services Corp.	199,125	0.1
8,155	(1)	WPX Energy, Inc.	155,516	0.1
			8,223,434	5.3

		Financials: 16.0%
253		Alleghany Corp.	159,840	0.1
4,838		American Financial Group, Inc.	538,760	0.3
2,488		Ameriprise Financial, Inc.	353,196	0.2
3,360	(1)	Athene Holding Ltd.	166,858	0.1
17,914		Bank OZK	724,800	0.5
19,992		Cathay General Bancorp.	845,662	0.5
13,453		Chemical Financial Corp.	768,435	0.5
17,072		Citizens Financial Group, Inc.	702,684	0.5
7,414		Comerica, Inc.	722,717	0.5
2,481		Discover Financial Services	193,816	0.1
22,500		East West Bancorp, Inc.	1,426,275	0.9
5,245		Evercore, Inc.	556,757	0.4
36,388		Federated Investors, Inc.	842,746	0.5
22,443		First American Financial Corp.	1,276,109	0.8
1,009		First Citizens BancShares, Inc.	479,285	0.3
66,965		First Horizon National Corp.	1,233,495	0.8
16,587		Hancock Whitney Corp.	855,060	0.6
1,212		Hanover Insurance Group, Inc.	148,458	0.1
8,800		Hartford Financial Services Group, Inc.	443,256	0.3
3,713		International Bancshares Corp.	173,954	0.1
34,119		Keycorp	718,887	0.5
13,500		Lazard Ltd.	649,890	0.4
28,869		Legg Mason, Inc.	900,713	0.6
1,493		MarketAxess Holdings, Inc.	283,401	0.2
54,553		Old Republic International Corp.	1,209,986	0.8
8,774		Primerica, Inc.	1,072,622	0.7
7,947		Reinsurance Group of America, Inc.	1,135,229	0.7
3,185		SEI Investments Co.	200,910	0.1
1,317		Signature Bank	152,430	0.1

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
32,491		Sterling Bancorp, Inc./DE	$742,419	0.5
17,854		Stifel Financial Corp.	997,503	0.6
22,569		Synovus Financial Corp.	1,129,804	0.7
41,147		TCF Financial Corp.	1,043,076	0.7
5,706	(1)	Texas Capital Bancshares, Inc.	507,263	0.3
13,940		Unum Group	514,107	0.3
12,437		Wintrust Financial Corp.	1,101,296	0.7
			24,971,699	16.0

		Health Care: 9.8%
782	(1)	Abiomed, Inc.	317,945	0.2
3,423		AmerisourceBergen Corp.	307,967	0.2
14,647		Bruker Corp.	521,140	0.3
4,625		Cardinal Health, Inc.	241,379	0.2
3,494	(1)	Catalent, Inc.	146,049	0.1
9,907	(1)	Charles River Laboratories International, Inc.	1,223,614	0.8
468		Chemed Corp.	151,417	0.1
18,197		Encompass Health Corp.	1,484,693	1.0
9,672	(1)	Exelixis, Inc.	181,737	0.1
12,405	(1)	Globus Medical, Inc.	660,814	0.4
6,687	(1)	Haemonetics Corp.	746,537	0.5
13,808		Hill-Rom Holdings, Inc.	1,343,104	0.9
2,005	(1)	Idexx Laboratories, Inc.	509,350	0.3
20,263	(1)	Mallinckrodt PLC - W/I	698,263	0.4
9,853	(1)	Masimo Corp.	1,161,570	0.7
3,441	(1)	NuVasive, Inc.	241,524	0.2
26,562		Patterson Cos., Inc.	598,973	0.4
4,946	(1)	PRA Health Sciences, Inc.	522,298	0.3
10,182		STERIS PLC	1,165,024	0.7
1,051		Teleflex, Inc.	260,049	0.2
4,351	(1)	Tenet Healthcare Corp.	146,716	0.1
4,256	(1)	United Therapeutics Corp.	523,445	0.3
1,389	(1)	Waters Corp.	263,188	0.2
6,410	(1)	WellCare Health Plans, Inc.	1,939,474	1.2
			15,356,270	9.8

		Industrials: 14.6%
10,191		Allison Transmission Holdings, Inc.	506,085	0.3
4,019		Ametek, Inc.	309,302	0.2
13,561	(1)	Avis Budget Group, Inc.	421,883	0.3
2,026		Brink's Co.	152,153	0.1
2,459		Carlisle Cos., Inc.	311,826	0.2
11,590		Crane Co.	1,057,935	0.7
9,423		Curtiss-Wright Corp.	1,262,211	0.8
13,995		Deluxe Corp.	828,784	0.5
13,721		EMCOR Group, Inc.	1,099,052	0.7
9,058		EnerSys	751,723	0.5
9,976	(1)	Esterline Technologies Corp.	857,437	0.6
4,204	(1)	Genesee & Wyoming, Inc.	369,490	0.2
15,457	(1)	HD Supply Holdings, Inc.	704,685	0.5
25,745		Herman Miller, Inc.	986,033	0.6
11,414		IDEX Corp.	1,748,739	1.1
7,609		Ingersoll-Rand PLC - Class A	770,716	0.5
6,255		ITT, Inc.	369,733	0.2
64,978	(1)	JetBlue Airways Corp.	1,239,780	0.8
13,730		Manpowergroup, Inc.	1,286,913	0.8
21,885		Masco Corp.	830,973	0.5
9,510		MSC Industrial Direct Co.	812,915	0.5
21,135		nVent Electric PLC	593,682	0.4
1,076		Old Dominion Freight Line	163,982	0.1
10,720		Owens Corning, Inc.	606,966	0.4
85,479		Pitney Bowes, Inc.	620,578	0.4
12,103		Regal Beloit Corp.	1,013,021	0.7
4,894		Ryder System, Inc.	376,055	0.2
22,081		Timken Co.	1,074,241	0.7
19,953		Toro Co.	1,212,943	0.8
1,477	(2)	Wabtec Corp.	159,989	0.1
4,303	(1)	Wesco International, Inc.	263,128	0.2
			22,762,953	14.6

		Information Technology: 15.9%
5,810	(1)	ARRIS International PLC	150,537	0.1
11,047		Belden, Inc.	803,338	0.5
5,782		Broadridge Financial Solutions, Inc. ADR	781,379	0.5
15,232	(1)	Cadence Design Systems, Inc.	716,513	0.5
18,329		CDK Global, Inc.	1,142,263	0.7
4,085	(1)	Citrix Systems, Inc.	465,772	0.3
3,773		DXC Technology Co.	343,683	0.2
5,930	(1)	Fair Isaac Corp.	1,369,711	0.9
22,492	(1)	Fortinet, Inc.	1,883,930	1.2
6,308		InterDigital, Inc.	521,041	0.3
11,286		j2 Global, Inc.	931,885	0.6
38,261		Jabil, Inc.	1,130,995	0.7
1,474		Jack Henry & Associates, Inc.	233,541	0.1
4,332	(1)	Keysight Technologies, Inc.	281,103	0.2
2,780		KLA-Tencor Corp.	323,064	0.2
4,125		Lam Research Corp.	713,996	0.5
12,410		Leidos Holdings, Inc.	878,256	0.6
1,504		Littelfuse, Inc.	336,234	0.2
10,605		LogMeIn, Inc.	911,500	0.6
8,653	(1)	Manhattan Associates, Inc.	501,787	0.3
17,014		Maximus, Inc.	1,131,431	0.7
11,453		MKS Instruments, Inc.	1,063,984	0.7
4,894		Motorola Solutions, Inc.	628,194	0.4
31,832	(1)	NCR Corp.	904,347	0.6
1,897		NetApp, Inc.	164,679	0.1
26,056	(1)	Netscout Systems, Inc.	651,400	0.4
12,180	(1)	ON Semiconductor Corp.	259,921	0.2
2,695	(1)	PTC, Inc.	269,338	0.2
1,554	(1)	Red Hat, Inc.	229,572	0.1
1,498		SYNNEX Corp.	145,261	0.1
7,606	(1)	Tech Data Corp.	553,337	0.4
33,551		Teradyne, Inc.	1,381,966	0.9
1,720		Total System Services, Inc.	167,081	0.1
13,217	(1)	Trimble, Inc.	556,436	0.4
652	(1)	Tyler Technologies, Inc.	161,011	0.1
23,557		Versum Materials, Inc.	937,333	0.6
37,740		Vishay Intertechnology, Inc.	898,212	0.6
9,360		Western Union Co.	177,091	0.1
			24,701,122	15.9

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 6.7%
2,882	Avery Dennison Corp.	$303,129	0.2
14,030	(1) Berry Plastics Group, Inc.	669,652	0.4
5,524	Cabot Corp.	358,618	0.2
2,714	Carpenter Technology Corp.	161,944	0.1
29,273	Chemours Co.	1,276,303	0.8
23,780	Commercial Metals Co.	513,648	0.3
2,019	Eastman Chemical Co.	195,904	0.1
6,404	Greif, Inc. - Class A	353,373	0.2
10,213	Huntsman Corp.	311,394	0.2
36,766	Louisiana-Pacific Corp.	1,072,096	0.7
6,258	Minerals Technologies, Inc.	420,225	0.3
6,783	Packaging Corp. of America	745,587	0.5
16,862	PolyOne Corp.	712,588	0.5
34,357	Steel Dynamics, Inc.	1,571,146	1.0
5,119	United States Steel Corp.	151,932	0.1
47,062	Valvoline, Inc.	1,012,774	0.7
13,417	Worthington Industries, Inc.	624,964	0.4
		10,455,277	6.7

	Real Estate: 9.1%
15,767	Apple Hospitality REIT, Inc.	278,288	0.2
21,975	Brixmor Property Group, Inc.	400,384	0.3
1,642	Camden Property Trust	156,088	0.1
37,195	CoreCivic, Inc.	962,979	0.6
4,678	Coresite Realty Corp.	544,847	0.3
120,435	Cousins Properties, Inc.	1,126,067	0.7
8,099	Equity Lifestyle Properties, Inc.	784,631	0.5
32,144	First Industrial Realty Trust, Inc.	1,043,394	0.7
21,988	Highwoods Properties, Inc.	1,093,683	0.7
35,927	Hospitality Properties Trust	1,041,524	0.7
3,643	Jones Lang LaSalle, Inc.	555,630	0.4
16,782	Lamar Advertising Co.	1,293,053	0.8
26,928	Liberty Property Trust	1,178,100	0.7
17,203	Outfront Media, Inc.	341,824	0.2
18,772	PotlatchDeltic Corp.	906,688	0.6
6,493	(2) Realogy Holdings Corp.	138,885	0.1
4,124	(1) SBA Communications Corp.	640,169	0.4
3,243	SL Green Realty Corp.	338,569	0.2
33,139	(2) Tanger Factory Outlet Centers, Inc.	797,324	0.5
25,409	Urban Edge Properties	580,850	0.4
		14,202,977	9.1

	Telecommunication Services: 0.6%
29,715	Telephone & Data Systems, Inc.	892,639	0.6

	Utilities: 4.8%
12,434	AES Corp.	167,362	0.1
11,068	Ameren Corp.	699,830	0.4
1,871	Atmos Energy Corp.	172,562	0.1
6,701	Centerpoint Energy, Inc.	186,221	0.1
10,774	Idacorp, Inc.	1,054,236	0.7
14,515	MDU Resources Group, Inc.	404,823	0.3
16,135	National Fuel Gas Co.	895,976	0.6
15,776	NorthWestern Corp.	945,929	0.6
8,403	Pinnacle West Capital Corp.	660,056	0.4
23,082	PNM Resources, Inc.	899,044	0.6
25,183	UGI Corp.	1,361,141	0.9
		7,447,180	4.8

	Total Common Stock
	(Cost $135,169,130)	154,501,834	99.2

EXCHANGE-TRADED FUNDS: 0.7%
5,177	iShares S&P MidCap 400 Index Fund	1,057,920	0.7

	Total Exchange-Traded Funds
	(Cost $1,034,104)	1,057,920	0.7

	Total Long-Term Investments
	(Cost $136,203,234)	155,559,754	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateral(3): 0.6%
1,000,000	Credit Suisse AG (New York), Repurchase Agreement dated 08/31/18, 1.95%, due 09/04/18 (Repurchase Amount $1,000,214, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 09/13/18-09/09/49)	1,000,000	0.6
42,803	Deutsche Bank AG, Repurchase Agreement dated 08/31/18, 1.96%, due 09/04/18 (Repurchase Amount $42,812, collateralized by various U.S. Government Securities, 2.625%, Market Value plus accrued interest $43,659, due 08/31/20-06/15/21)	42,803	0.0
		1,042,803	0.6

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
274,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $274,000)	274,000	0.2

	Total Short-Term Investments
	(Cost $1,316,803)	1,316,803	0.8

	Total Investments in Securities (Cost $137,520,037)	$156,876,557	100.7
	Liabilities in Excess of Other Assets	(1,133,646)	(0.7)
	Net Assets	$155,742,911	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$154,501,834	$–	$–	$154,501,834
Exchange-Traded Funds	1,057,920	–	–	1,057,920
Short-Term Investments	274,000	1,042,803	–	1,316,803
Total Investments, at fair value	$155,833,754	$1,042,803	$–	$156,876,557

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $137,526,608.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$24,455,956
Gross Unrealized Depreciation	(5,106,007)

Net Unrealized Appreciation	$19,349,949

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 10.9%
257,497		American Eagle Outfitters, Inc.	$6,684,622	0.8
124,769	(1)	Big Lots, Inc.	5,371,306	0.7
85,597		Caleres, Inc.	3,464,967	0.4
66,429		Childrens Place, Inc./The	9,349,882	1.2
160,360		Core-Mark Holding Co., Inc.	5,736,077	0.7
298,933		Dana, Inc.	5,850,119	0.7
324,745		Extended Stay America, Inc.	6,553,354	0.8
282,612	(2)	Gray Television, Inc.	4,931,579	0.6
52,816	(2)	Helen of Troy Ltd.	6,282,463	0.8
58,223		Jack in the Box, Inc.	5,277,333	0.6
46,522	(1)	Lithia Motors, Inc.	4,019,501	0.5
67,963	(2)	Malibu Boats, Inc.	3,276,496	0.4
70,579	(1)	Marriott Vacations Worldwide Corp.	8,398,901	1.0
453,241	(1),(2)	Party City Holdco, Inc.	6,957,249	0.9
192,000		Red Rock Resorts, Inc.	6,266,880	0.8
			88,420,729	10.9

		Consumer Staples: 1.6%
537,424	(2)	Hostess Brands, Inc.	6,320,106	0.8
162,530	(2)	Performance Food Group Co.	5,379,743	0.6
15,249		Sanderson Farms, Inc.	1,612,734	0.2
			13,312,583	1.6

		Energy: 3.7%
305,725	(2)	Carrizo Oil & Gas, Inc.	7,404,659	0.9
60,455	(2)	Dril-Quip, Inc.	3,182,956	0.4
529,978	(2)	Forum Energy Technologies, Inc.	6,333,237	0.8
500,528	(2)	Laredo Petroleum, Inc.	4,149,377	0.5
349,609	(2)	QEP Resources, Inc.	3,485,602	0.4
207,816	(2)	Unit Corp.	5,463,483	0.7
			30,019,314	3.7

		Financials: 20.6%
146,590		Bank of NT Butterfield & Son Ltd.	7,745,816	1.0
340,925		BrightSphere Investment Group PLC	4,326,338	0.5
238,195		Cadence BanCorp	6,729,009	0.8
237,955		CenterState Bank Corp.	7,286,182	0.9
145,802		Chemical Financial Corp.	8,328,210	1.0
200,297		Great Western Bancorp, Inc.	8,720,931	1.1
128,066		Horace Mann Educators Corp.	5,929,456	0.7
175,543		Houlihan Lokey, Inc.	8,255,787	1.0
118,757		Independent Bank Group, Inc.	8,223,922	1.0
328,172		Luther Burbank Corp.	3,741,161	0.5
142,143		MB Financial, Inc.	6,888,250	0.8
74,913		Pinnacle Financial Partners, Inc.	4,835,634	0.6
37,530		Piper Jaffray Cos.	2,889,810	0.4
39,720		Primerica, Inc.	4,855,770	0.6
138,174		ProAssurance Corp.	6,680,713	0.8
434,605		Radian Group, Inc.	8,835,520	1.1
369,693		Redwood Trust, Inc.	6,277,387	0.8
171,940	(2)	Seacoast Banking Corp. of Florida	5,436,743	0.7
136,239		Selective Insurance Group	8,746,544	1.1
198,850		Simmons First National Corp.	6,283,660	0.8
214,406		Sterling Bancorp, Inc./MI	2,626,474	0.3
161,506		Stifel Financial Corp.	9,023,340	1.1
62,196	(2)	Texas Capital Bancshares, Inc.	5,529,224	0.7
182,282		Union Bankshares Corp.	7,582,931	0.9
50,412		Wintrust Financial Corp.	4,463,983	0.6
135,359		WSFS Financial Corp.	6,605,519	0.8
			166,848,314	20.6

		Health Care: 13.2%
34,288	(1),(2)	Aerie Pharmaceuticals, Inc.	2,103,569	0.3
68,196	(2)	Amedisys, Inc.	8,525,182	1.1
141,853	(2)	AMN Healthcare Services, Inc.	8,270,030	1.0
63,699	(2)	Arena Pharmaceuticals, Inc.	2,474,069	0.3
219,159	(1),(2)	Array Biopharma, Inc.	3,412,306	0.4
50,035	(2)	Blueprint Medicines Corp.	3,836,183	0.5
12,646		Chemed Corp.	4,091,487	0.5
76,168	(1),(2)	Clovis Oncology, Inc.	2,723,006	0.3
162,662	(2)	Dermira, Inc.	1,548,542	0.2
181,303	(1),(2)	Epizyme, Inc.	2,139,375	0.3
25,151	(1),(2)	Esperion Therapeutics, Inc.	1,244,723	0.2
54,029	(2)	FibroGen, Inc.	3,303,873	0.4
38,734	(1),(2)	G1 Therapeutics, Inc.	2,350,379	0.3
62,481	(2)	HealthEquity, Inc.	5,886,335	0.7
68,737		Hill-Rom Holdings, Inc.	6,686,048	0.8
202,078	(2)	Immunogen, Inc.	2,059,175	0.3
130,637	(1),(2)	Immunomedics, Inc.	3,495,846	0.4
120,282	(1),(2)	Insmed, Inc.	2,397,220	0.3
10,524	(1),(2)	Ligand Pharmaceuticals, Inc.	2,732,978	0.3
16,073	(2)	Loxo Oncology, Inc.	2,716,016	0.3
89,264	(2)	MacroGenics, Inc.	1,952,204	0.2
104,757	(2)	Medidata Solutions, Inc.	8,902,250	1.1
31,111	(2)	Puma Biotechnology, Inc.	1,367,328	0.2
54,835	(2)	Supernus Pharmaceuticals, Inc.	2,429,191	0.3
354,398	(1),(2)	TherapeuticsMD, Inc.	2,296,499	0.3
179,023	(2)	Tivity Health, Inc.	6,158,391	0.8
38,170	(2)	Ultragenyx Pharmaceutical, Inc.	3,234,144	0.4
285,961	(1),(2)	Wright Medical Group NV	8,287,150	1.0
			106,623,499	13.2

		Industrials: 16.7%
87,344		ABM Industries, Inc.	2,770,552	0.3

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
219,621		Actuant Corp.	$6,467,838	0.8
133,574	(2)	Atlas Air Worldwide Holdings, Inc.	8,134,657	1.0
99,359		Barnes Group, Inc.	6,762,373	0.8
151,519	(2)	Beacon Roofing Supply, Inc.	5,618,324	0.7
124,333	(2)	Casella Waste Systems, Inc.	3,528,571	0.4
46,814		Curtiss-Wright Corp.	6,270,735	0.8
118,723		EMCOR Group, Inc.	9,509,712	1.2
54,658	(2)	Esterline Technologies Corp.	4,697,855	0.6
60,631		GATX Corp.	5,120,288	0.6
162,443		Granite Construction, Inc.	7,420,396	0.9
186,370	(1)	Healthcare Services Group, Inc.	7,680,308	1.0
93,329		ICF International, Inc.	7,620,313	0.9
731,151		Pitney Bowes, Inc.	5,308,156	0.7
79,128		Regal Beloit Corp.	6,623,014	0.8
162,985	(2)	SPX FLOW, Inc.	7,813,501	1.0
54,616		Tetra Tech, Inc.	3,812,197	0.5
196,993		Universal Forest Products, Inc.	7,379,358	0.9
97,412		Watts Water Technologies, Inc.	8,031,619	1.0
167,458		Werner Enterprises, Inc.	6,204,319	0.8
105,201		Woodward, Inc.	8,474,993	1.0
			135,249,079	16.7

		Information Technology: 16.4%
327,174	(2)	8x8, Inc.	7,426,850	0.9
326,290	(2)	ACI Worldwide, Inc.	9,269,899	1.1
41,984	(2)	CACI International, Inc.	8,186,880	1.0
303,042	(2)	Conduent, Inc.	7,024,514	0.9
113,854	(2)	Cornerstone OnDemand, Inc.	6,439,582	0.8
133,687	(2)	Electro Scientific Industries, Inc.	2,934,430	0.4
252,855		Entegris, Inc.	8,571,784	1.1
111,843	(2)	Everbridge, Inc.	6,734,067	0.8
22,833	(2)	Fair Isaac Corp.	5,273,966	0.7
266,490	(2)	Finisar Corp.	5,436,396	0.7
109,425		j2 Global, Inc.	9,035,222	1.1
13,052		Littelfuse, Inc.	2,917,905	0.4
193,327	(2)	Netscout Systems, Inc.	4,833,175	0.6
147,927	(2)	Plexus Corp.	9,362,300	1.2
208,660	(2)	Rudolph Technologies, Inc.	5,800,748	0.7
160,303	(2)	Semtech Corp.	9,578,104	1.2
69,511		SYNNEX Corp.	6,740,482	0.8
324,220	(2)	TTM Technologies, Inc.	6,062,914	0.7
121,996	(2)	Verint Systems, Inc.	5,922,906	0.7
86,121	(2)	Virtusa Corp.	5,017,409	0.6
			132,569,533	16.4

		Materials: 4.4%
131,304		Carpenter Technology Corp.	7,834,910	1.0
304,950		Commercial Metals Co.	6,586,920	0.8
94,523		Minerals Technologies, Inc.	6,347,219	0.8
171,106		PolyOne Corp.	7,230,940	0.9
157,104		Worthington Industries, Inc.	7,317,904	0.9
			35,317,893	4.4

		Real Estate: 6.1%
269,253		Americold Realty Trust	6,704,400	0.8
862,593		Cousins Properties, Inc.	8,065,245	1.0
414,018		Easterly Government Properties, Inc.	8,383,864	1.0
231,422		First Industrial Realty Trust, Inc.	7,511,958	0.9
165,217		Healthcare Realty Trust, Inc.	5,115,118	0.6
207,807		Hudson Pacific Properties, Inc.	7,032,189	0.9
308,999		Urban Edge Properties	7,063,717	0.9
			49,876,491	6.1

		Telecommunication Services: 0.9%
499,460	(2)	Vonage Holdings Corp.	7,082,343	0.9

		Utilities: 3.1%
112,951		Black Hills Corp.	6,647,166	0.8
80,680		Idacorp, Inc.	7,894,538	1.0
72,951		NorthWestern Corp.	4,374,142	0.5
140,404		Portland General Electric Co.	6,514,746	0.8
			25,430,592	3.1

	Total Common Stock
	(Cost $720,355,040)		790,750,370	97.6

EXCHANGE-TRADED FUNDS: 2.0%
92,961	(1)	iShares Russell 2000 ETF	16,084,112	2.0

	Total Exchange-Traded Funds
	(Cost $13,221,273)		16,084,112	2.0

	Total Long-Term Investments
	(Cost $733,576,313)		806,834,482	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Securities Lending Collateral(3): 4.9%
2,023,698	Bank of Montreal, Repurchase Agreement dated 08/31/18, 1.94%, due 09/04/18 (Repurchase Amount $2,024,128, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,064,172, due 09/27/18-09/09/49)	2,023,698	0.2

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
9,436,845	Citibank N.A., Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $9,438,882, collateralized by various U.S. Government Agency Obligations, 2.240%-6.000%, Market Value plus accrued interest $9,630,949, due 01/01/23-06/01/48)	$9,436,845	1.2
9,436,845	Millennium Fixed Income Ltd., Repurchase Agreement dated 08/31/18, 2.14%, due 09/04/18 (Repurchase Amount $9,439,058, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $9,625,583, due 11/15/42-08/15/44)	9,436,845	1.2
9,436,845	NBC Global Finance Ltd., Repurchase Agreement dated 08/31/18, 1.95%, due 09/04/18 (Repurchase Amount $9,438,862, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $9,625,517, due 04/15/20-09/09/49)	9,436,845	1.1
2,292,916	Nomura Securities, Repurchase Agreement dated 08/31/18, 1.96%, due 09/04/18 (Repurchase Amount $2,293,409, collateralized by various U.S. Government Securities, 0.000%-2.000%, Market Value plus accrued interest $2,338,774, due 11/15/18-09/09/49)	2,292,916	0.3
7,104,630	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/18, 2.17%, due 09/04/18 (Repurchase Amount $7,106,320, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,246,962, due 04/15/20-02/15/48)	7,104,630	0.9
		39,731,779	4.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
11,467,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $11,467,000)	11,467,000	1.4

	Total Short-Term Investments
	(Cost $51,198,779)	51,198,779	6.3

	Total Investments in Securities (Cost $784,775,092)	$858,033,261	105.9
	Liabilities in Excess of Other Assets	(47,502,573)	(5.9)
	Net Assets	$810,530,688	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2018.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$790,750,370	$–	$–	$790,750,370
Exchange-Traded Funds	16,084,112	–	–	16,084,112
Short-Term Investments	11,467,000	39,731,779	–	51,198,779
Total Investments, at fair value	$818,301,482	$39,731,779	$–	$858,033,261

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $785,633,280.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$104,503,878
Gross Unrealized Depreciation	(32,103,897)

Net Unrealized Appreciation	$72,399,981

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	October 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 26, 2018